Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Deposits Abstract
Court deposits	R$ 510,317	R$ 591,177
Deposit in guarantee for lease agreements	937,432	934,204
Maintenance deposits	1,044,967	1,134,389
Others	63,221
Total	2,555,937	2,659,770
Current	264,524	380,267
Non-current	R$ 2,291,413	R$ 2,279,503